[cover]

[logo] MERRIMAC FUNDS

Semi-annual Report
June 30, 1997

[logo]
MERRIMAC FUNDS


June 30, 1997


Dear Shareholder:

We are pleased to provide you with our semi-annual report of the Merrimac Funds-Merrimac Cash Fund and Merrimac Treasury Fund. The period covererd is January 1, 1997 to June 30, 1997.

The investment objective of each Fund is to seek as high a level of current income as is consistent with the preservation of capital and liquidity. Investors Bank & Trust Company, the investment advisor to the Merrimac Master Portfolio, has engaged The Bank of New York as sub-adviser for the Cash Portfolio and Aeltus Investment Management as sub-adviser for the Treasury Portfolio, each to carry out a program to accomplish their stated investment objective. In our first two full quarters operating results along with the Funds' growth have again been noteworthy.

On behalf of the Board of Trustees of the Merrimac Funds, I want to thank you for your continued confidence and participation. We look forward to serving you in the months and years to come and into the next millennium.

/s/ Sean P. Brennan
Sean P. Brennan
President

[letterhead]

           200 Clarendon Street [bullet] Boston, Massachusetts 02116
                     888.MERRMAC [bullet] 617.927.8303 fax

Merrimac Funds
Statements of Assets and Liabilities (Unaudited)

June 30, 1997

                                                                     Cash  Fund      Treasury Fund
--------------------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------------------
Investment in corresponding Merrimac Portfolio, at value (Note 1)   $1,332,246,121   $55,307,556
Deferred organization expense (Note 1)                                      61,484        28,733
--------------------------------------------------------------------------------------------------
Total assets                                                        $1,332,307,605   $55,336,289
--------------------------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------------------------
Distributions payable to shareholders                               $    6,323,832   $   230,853
Accrued expenses                                                           108,781        53,302
--------------------------------------------------------------------------------------------------
Total liabilities                                                   $    6,432,613   $   284,155
--------------------------------------------------------------------------------------------------
Net assets                                                          $1,325,874,992   $55,052,134
--------------------------------------------------------------------------------------------------


Net Assets consist of
--------------------------------------------------------------------------------------------------
Paid in capital                                                      1,325,874,992    55,049,763
Accumulated net realized gain on investments                                  --           2,371
--------------------------------------------------------------------------------------------------
Total net assets                                                    $1,325,874,992   $55,052,134
--------------------------------------------------------------------------------------------------


Total Net Assets
--------------------------------------------------------------------------------------------------
Premium Class                                                        1,187,442,607    25,001,077
--------------------------------------------------------------------------------------------------
Institutional Class                                                    138,432,385    30,051,057
--------------------------------------------------------------------------------------------------


Shares Outstanding
--------------------------------------------------------------------------------------------------
Premium Class                                                        1,187,442,607    25,000,000
--------------------------------------------------------------------------------------------------
Institutional Class                                                    138,432,385    30,049,763
--------------------------------------------------------------------------------------------------
Net asset value, maximum offer and redemption price per share       $         1.00   $      1.00
--------------------------------------------------------------------------------------------------

                       See notes to financial statements

Merrimac Funds

Statements of Operations (Unaudited)


                                                                Cash Fund       Treasury Fund
                                                             ---------------  -------------------
                                                                                For the Period
                                                                Six Months      April 2, 1997
                                                                  Ended        (Commencement of
                                                                 June 30,        Operations)
                                                                   1997        to June 30, 1997
-------------------------------------------------------------------------------------------------
Investment Income (Note 1)
-------------------------------------------------------------------------------------------------
Interest income allocated from Portfolio                           $35,293,886       $899,433
-------------------------------------------------------------------------------------------------


Expenses
-------------------------------------------------------------------------------------------------
Expenses allocated from Portfolio                                  $ 1,107,560       $ 39,069
Accounting, transfer agency, and administration fees (Note 4)           54,595            692
Trustees fees and expenses                                               6,750          1,267
Insurance                                                               15,551            365
Legal                                                                    4,320            675
Registration fees                                                        1,037            270
Amortization of organization expenses (Note 1D)                          6,048            608
Audit and tax return preparation fees                                    6,048            945
Printing                                                                 4,320            675
Miscellaneous                                                            4,322            608
-------------------------------------------------------------------------------------------------
Total expenses common to all classes                               $ 1,210,551       $ 45,174


Shareholder servicing fee - Institutional Class                        180,260         26,499
-------------------------------------------------------------------------------------------------


Total expenses                                                     $ 1,390,811       $ 71,673
-------------------------------------------------------------------------------------------------


Net Investment Income                                              $33,903,075       $827,760

Net Realized Gain on Investments from Portfolio                           --            2,371
-------------------------------------------------------------------------------------------------


Net Increase in Net Assets from Operations                         $33,903,075       $830,131
-------------------------------------------------------------------------------------------------


                       See notes to financial statements

Merrimac Funds

Statements of Changes in Net Assets

                                                                              Cash Fund                 Treasury Fund
                                                                  ---------------------------------   ----------------
                                                                                                      For the Period
                                                                   Six Months      For the Period       April 2, 1997
                                                                      Ended       November 12, 1996    (Commencement
                                                                    June 30,      (Commencement of    of Operations) to
                                                                      1997           Operations) to     June 30, 1997
                                                                   (Unaudited)     December 31, 1996     (Unaudited)
--------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
--------------------------------------------------------------------------------------------------------------------------
Operations
   Net investment income                                        $    33,903,075       $     3,447,120       $     827,760
   Net realized gain from Portfolio                                        --                    --                 2,371
--------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                      $    33,903,075       $     3,447,120       $     830,131
--------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income
   Premium Class                                                $   (30,010,802)      $    (2,859,529)      $    (311,302)
   Institutional Class                                               (3,892,273)             (587,591)           (516,459)
--------------------------------------------------------------------------------------------------------------------------
Total dividends declared to shareholders                        $   (33,903,075)      $    (3,447,120)      $    (827,760)
--------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (Note 6)
   Proceeds from sale of shares                                 $ 1,147,556,845       $ 1,072,725,924       $ 109,080,386
   Proceeds from shares reinvested                                      536,261                  --               202,292
   Payment for redemption of shares                                (825,564,048)          (69,379,990)        (54,232,915)
--------------------------------------------------------------------------------------------------------------------------
Net increase in net assets derived from share transactions      $   322,529,058       $ 1,003,345,934       $  55,049,763
--------------------------------------------------------------------------------------------------------------------------


Net increase in net assets                                      $   322,529,058       $ 1,003,345,934       $  55,052,134


Net Assets

Beginning of period                                               1,003,345,934                  --                  --
--------------------------------------------------------------------------------------------------------------------------
End of period                                                   $ 1,325,874,992       $ 1,003,345,934       $  55,052,134
--------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements

Merrimac Funds

Financial Highlights

                                                               Premium Class                  Institutional Class
                                                         -----------------------------    ----------------------------
                                                                         For the                          For the
                                                                          Period                           Period
                                                                      November 12,                      November 12,
                                                                           1996                            1996
                                                         Six Months   (Commencement      Six Months    (Commencement
                                                           Ended            of               Ended           of
                                                          June 30,    Operations) to       June 30,    Operations) to
                                                            1997       December 31,          1997       December 31,
                                                        (Unaudited)        1996           (Unaudited)      1996
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $    1.000        $  1.000        $  1.000        $  1.000
----------------------------------------------------------------------------------------------------------------------


Income from operations
----------------------------------------------------------------------------------------------------------------------
Net investment income                                         0.027           0.006           0.026           0.006
----------------------------------------------------------------------------------------------------------------------


Less distributions
----------------------------------------------------------------------------------------------------------------------
From net investment income                                   (0.027)         (0.006)         (0.026)         (0.006)
----------------------------------------------------------------------------------------------------------------------


Net asset value, end of period                           $    1.000        $  1.000        $  1.000        $  1.000
----------------------------------------------------------------------------------------------------------------------


Total Return (1)                                              5.43%           5.42%           5.18%           5.17%
----------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (thousands)                    $1,187,443        $875,936        $138,432        $127,410
Ratio of net expenses to average daily net assets             0.19%           0.15%           0.44%           0.40%
   +(2)
Ratio of net investment income to average daily net           5.43%           5.42%           5.18%           5.17%
   assets +


+   Annualized.

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on an annualized basis.

(2) Includes each Fund's share of its corresponding Portfolio's allocated expenses.


                       See notes to financial statements

Merrimac Treasury Fund

Financial Highlights

                                                                          For the Period
                                                                           April 2, 1997
                                                                         (Commencement of
                                                                            Operations)
                                                                         to June 30, 1997
                                                                            (Unaudited)
                                                                   ----------------------------
                                                                       Premium   Institutional
                                                                        Class       Class
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 1.000     $ 1.000
-----------------------------------------------------------------------------------------------


Income from operations
-----------------------------------------------------------------------------------------------
Net investment income                                                       0.012       0.012
-----------------------------------------------------------------------------------------------


Less distributions
-----------------------------------------------------------------------------------------------
From net investment income                                                 (0.012)     (0.012)
-----------------------------------------------------------------------------------------------


Net asset value, end of period                                            $ 1.000     $ 1.000
-----------------------------------------------------------------------------------------------


Total Return (1)                                                            5.10%       4.85%
-----------------------------------------------------------------------------------------------


Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of period (thousands)                                     $25,001     $30,051
Ratio of net expenses to average daily net assets +(2)                      0.27%       0.52%
Ratio of net investment income to average daily net assets +                5.10%       4.85%

+   Annualized.

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on an annualized basis.

(2) Includes each Fund's share of its corresponding Portfolio's allocated expenses.


                       See notes to financial statements

Merrimac Funds
Notes to Financial Statements (Unaudited)

June 30, 1997



1 Significant Accounting Policies

--------------------------------------------------------------------------------
   The Merrimac Funds (the "Trust") was organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Merrimac Cash Fund (the "Cash
   Fund) and The Merrimac Treasury Fund (the " Treasury Fund" and collectively, the "Funds") are separate diversified investment portfolios or series of the Trust. The Funds consist of two classes of shares, the Premium Class and the Institutional Class.

   The Funds each seek to achieve their investment objectives by investing all of their investable assets in a corresponding portfolio of Merrimac Master Portfolio (the "Portfolios"), an open-end management investment company. The Merrimac Cash Portfolio and the Merrimac Treasury Portfolio have the same investment objectives as their corresponding funds. At June 30, 1997, the investment by the Cash Fund and the Treasury Fund represent ownership of proportionate interests of 97.79% and 100% of the corresponding portfolios. The performance of each Fund is directly affected by the performance of the Portfolio into which it invests. The Portfolios seek to achieve a high level of current income, consistent with the preservation of capital and liquidity. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

   It is the policy of the Funds to maintain a net asset value of $1.00 per share; the Funds have adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable it to do so. However, there is no assurance that the Fund will be able to maintain a stable net asset value.

   The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.



   A Investment Security Valuations - The Funds record investments in the Portfolios at value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

   B Securities Transactions and Income - The Portfolios record securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. Each Fund's net investment income consists of its pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with GAAP.

   C Federal Income Taxes - Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year and meets certain other requirements. Accordingly, no provision for Federal income taxes is required.

   D Deferred Organization Expense - Costs incurred by the Funds in connection with their organization and initial registration are being amortized on a straight-line basis over a five year period beginning at the commencement of operations of each Fund.

   E Expense Allocation - Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributed to a specific Fund are allocated, based on relative net assets, to each of the Funds.

2 Dividends and Distributions to Shareholders

--------------------------------------------------------------------------------
   Dividends on the shares of the Funds are declared each business day to shareholders of record at 2:00 PM (New York time) on that day, and paid or reinvested on the last business day of the month. Distributions of net realized gains, if any, are declared annually. Dividends and distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.

Merrimac Funds
Notes to Financial Statements (Unaudited)

June 30, 1997


3 Shareholder Servicing Plan

--------------------------------------------------------------------------------
   The Trust has adopted a Shareholder Servicing Plan with respect to the institutional class, under which certain service organizations may be compensated for providing shareholder accounting and other administrative services for their clients. The Institutional Class will pay an annual fee of 0.25% of the value of the assets that an organization services on behalf of their clients.

4 Management Fee and Affiliated Transactions

--------------------------------------------------------------------------------
   The Portfolios retain Investors Bank & Trust Company ("Investors Bank") as investment adviser. Aeltus Investment Management, Inc. ("Aeltus") serves as sub adviser of the Treasury Portfolio. The Bank of New York ("BNY") serves as the Cash Portfolio' sub-adviser. The Funds pay no direct fees for such services, but indirectly bear their pro rata share of the compensation paid by the Portfolios. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

   Investors Bank serves as administrator, custodian and transfer agent of the Trust. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, provides fund accounting for the Trust. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of each Fund.

   Certain trustees and officers of the Trust are directors or officers of Investors Bank. The Trust does not pay compensation to its trustees or officers who are affiliated with the investment adviser.

5 Investment Transactions

--------------------------------------------------------------------------------
   The Cash Fund's investments in and withdrawals from the Cash Portfolio for the period from January 1, l997 to June 30, 1997 aggregated $1,148,093,106 and $856,343,457 respectively. The Treasury Fund's investments in and withdrawals from the Treasury Portfolio from its date of inception, April 2, 1997, to June 30, 1997 aggregated $109,282,678 and $54,837,857 respectively.




6 Shares of Beneficial Interest

--------------------------------------------------------------------------------
   The Declaration of Trust permits the trustees to issue an unlimited number of shares of beneficial interest having a par value of $0.001 per share. Transactions in Fund shares for each class were as follows:

                               Merrimac Cash Fund
                               ------------------
                              Premium         Institutional
                              Class           Class
                              -----           -----
     Proceeds from shares   $ 801,113,000    $ 346,443,845
     sold

     Proceeds for shares
     reinvested                     6,606          529,655

     Payment for shares      (489,613,000)    (335,951,048)
     redeemed
                           ---------------  --------------
     Net increase in        $ 311,506,606    $  11,022,452
     shares                ===============  ==============


                             Merrimac Treasury Fund
                             ----------------------
                              Premium         Institutional
                              Class           Class
                              -----           -----
     Proceeds from shares   $ 25,000,000     $  84,080,386
     sold

     Proceeds for shares
     reinvested                     --             202,292

     Payment for shares
     redeemed                       --         (54,232,915)
                         ----------------  ---------------
     Net increase in        $ 25,000,000     $  30,049,763
     shares              ================  ===============


   At June 30, 1997, Investors Bank and the respective sub-advisers or their affiliates were record holders of 97.79% and 100% of the outstanding shares of the Cash Fund and the Treasury Fund, respectively. These holdings were, with respect to Investors Bank and BNY, as agents for their respective clients.

Merrimac Cash Portfolio

Portfolio of Investments (Unaudited)

June 30, 1997

-----------------------------------------------------------------------------------------------------------------------

                                                                              Yield to
                                                                             Maturity on                      Value
Principal                                                                      Date of       Maturity         (Note
Amount              Description                                               Purchase        Date              1A)
-----------------------------------------------------------------------------------------------------------------------
                    Commercial Paper-- 40.8%
$   50,000,000      Abbey National North America                               5.61%        07/08/97     $   49,945,459
    50,000,000      ABN AMRO North America Finance                             5.61%        07/09/97         49,937,667
    25,000,000      Atlas Funding Corporation                                  5.75%        07/16/97         24,940,105
    55,000,000      Bank of Scotland Treasury Services                         5.67%        07/25/97         54,792,133
    16,000,000      Creative Capital Corporation                               5.75%        07/11/97         15,974,445
    70,000,000      Ford Motor Credit                                          5.56%        08/06/97         69,610,800
    30,000,000      International Nederlander U.S. Insurance Holdings          5.58%        08/21/97         29,762,850
    33,300,000      Orix America Incorporated                                  5.73%        07/07/97         33,268,198
    47,500,000      Pepsico Incorporated                                       5.53%        07/18/97         47,375,959
    70,000,000      Repeat Offering Securitization Entity Incorporated         5.65%        08/28/97         69,362,806
    70,000,000      Sigma Finance Incorporated                                 5.63%        08/19/97         69,463,586
       728,000      Southwestern Bell Telephone                                6.15%        07/01/97            728,000
    40,288,000      Twin Towers Incorporated                                   5.63%        08/19/97         39,979,271

                    Total Commercial Paper
                    (cost $555,141,279)                                                                  $  555,141,279
-----------------------------------------------------------------------------------------------------------------------

                    Variable Rate Notes*-- 31.8%
    20,000,000      Abbey National Treasury Services                           5.60%        07/01/97         19,988,224
    10,000,000      Bank One Dayton                                            5.70%        07/01/97          9,998,171
    20,000,000      Bankers Trust Company                                      5.68%        07/01/97         19,997,393
    20,000,000      Barclays Bank PLC                                          5.62%        07/01/97         19,990,723
    50,000,000      Federal National Mortgage Association                      5.62%        07/01/97         49,974,009
    50,000,000      Huntington National Bank                                   5.74%        09/30/97         50,000,000
    50,000,000      Merrill Lynch Company                                      5.71%        07/01/97         50,000,000
    50,000,000      Morgan Guaranty Trust Company                              5.63%        07/01/97         49,988,625
    33,000,000      Paccar Financial Corporation                               5.57%        07/18/97         32,978,108
    10,000,000      Royal Bank of Canada                                       5.55%        07/01/97          9,996,285
    50,000,000      Short Term Card Account Trust                              5.71%        07/15/97         50,000,000
    20,000,000      Societe Generale                                           5.62%        07/01/97         19,988,946
    50,000,000      Societe Generale                                           5.61%        07/01/97         49,983,510

                    Total Variable Rate Notes
                    (cost $432,883,994)                                                                  $  432,883,994
-----------------------------------------------------------------------------------------------------------------------

                    Certificates of Deposit, Yankee-- 23.1%
    70,000,000      Banque National De Paris                                   5.68%        08/26/97         70,001,074
    65,000,000      Industrial Bank of Japan                                   5.69%        08/18/97         64,995,552
    35,000,000      Norinchukin Yankee                                         5.71%        08/18/97         34,998,529
    25,000,000      Rabobank Nederland N.V.                                    5.65%        08/22/97         25,000,000
    50,000,000      Sanwa Bank Limited                                         5.80%        07/10/97         50,000,000
    70,000,000      Swiss Bank                                                 5.67%        08/21/97         70,000,000

                    Total Certificates of Deposit, Yankee
                    (cost $314,995,155)                                                                  $  314,995,155
-----------------------------------------------------------------------------------------------------------------------


                                       8


Merrimac Cash Portfolio

Portfolio of Investments (Unaudited)

June 30, 1997
-----------------------------------------------------------------------------------------------------------------------

                                                                              Yield to
                                                                             Maturity on                      Value
Principal                                                                      Date of       Maturity         (Note
Amount              Description                                               Purchase        Date              1A)
-----------------------------------------------------------------------------------------------------------------------

                    Certificates of Deposit, Euro-- 4.0%
    30,000,000      Dresdner Bank A.G.                                         5.68%        08/22/97         30,001,243
    25,000,000      Ing Bank N.V.                                              5.67%        08/22/97         25,000,356

                    Total Certificates of Deposit, Euro
                    (cost $55,001,599)                                                                   $   55,001,599
-----------------------------------------------------------------------------------------------------------------------
                    Total Investments -- 99.7%
                    (cost $1,358,022,027)                                                                $1,358,022,027

                    Other assets in excess of liabilities -- 0.3%                                             4,337,440
-----------------------------------------------------------------------------------------------------------------------
                    Net Assets -- 100.0%                                                                 $1,362,359,467

-----------------------------------------------------------------------------------------------------------------------

* Variable rate securities - maturity dates reflect the earlier of reset date or maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

Merrimac Treasury Portfolio

Portfolio of Investments (Unaudited)

June 30, 1997

-----------------------------------------------------------------------------------------------------------------------

                                                                         Yield to
                                                                       Maturity on                         Value
Principal                                                                Date of           Maturity       (Note
Amount       Description                                                 Purchase             Date          1A)
-----------------------------------------------------------------------------------------------------------------------

             U.S. Treasury Obligations-- 67.2%
$5,500,000   U.S. Treasury Bill                                             5.12%          07/03/97     $5,428,818
 4,000,000   U.S. Treasury Bill                                             4.84%          07/10/97      3,994,622
 2,000,000   U.S. Treasury Bill                                             5.11%          07/17/97      1,975,609
 9,000,000   U.S. Treasury Note                                             5.88%          07/31/97      9,002,539
10,750,000   U.S. Treasury Note                                             6.50%          08/15/97     10,762,960
 6,000,000   U.S. Treasury Note                                             5.75%          09/30/97      6,006,297

             Total U.S. Treasury Obligations
             (cost $37,170,845)                                                                        $37,170,845
----------------------------------------------------------------------------------------------------------------------

             U.S. Government Agency-- 31.5%
 3,000,000   Federal Farm Credit Bank                                       5.55%          08/01/97      3,000,000
 5,780,000   Federal Home Loan Bank                                         5.42%          07/17/97      5,736,489
 4,674,000   Federal Home Loan Bank                                         5.42%          07/25/97      4,656,424
 4,000,000   Student Loan Marketing Association                             5.18%          11/20/97      4,000,000

             Total U.S. Government Agency
             (cost $17,392,913)                                                                        $17,392,913
----------------------------------------------------------------------------------------------------------------------

             Total Investments -- 98.7%
             (cost $54,563,758)                                                                        $54,563,758

             Other assets in excess of liabilities -- 1.3%                                                 743,798
----------------------------------------------------------------------------------------------------------------------

             Net Assets -- 100.0%                                                                      $55,307,556
----------------------------------------------------------------------------------------------------------------------

Merrimac Master Portfolio

Statements of Assets and Liabilities (Unaudited)

June 30, 1997


                                                              Cash Portfolio   Treasury Portfolio
-----------------------------------------------------------------------------  ------------------
Assets
-------------------------------------------------------------------------------------------------
Investments at value (Note 1)                                  $1,358,022,027       $54,563,758
Cash                                                                      160               377
Interest receivable                                                 4,490,743           748,789
Deferred organization expense                                          52,701            28,613
-------------------------------------------------------------------------------------------------
Total assets                                                   $1,362,565,631       $55,341,537
-------------------------------------------------------------------------------------------------


Liabilities
-------------------------------------------------------------------------------------------------
Accrued expenses                                               $      206,164       $    33,981
-------------------------------------------------------------------------------------------------
Total liabilities                                              $      206,164       $    33,981
-------------------------------------------------------------------------------------------------
Net assets applicable to investors' beneficial interests       $1,362,359,467       $55,307,556
-------------------------------------------------------------------------------------------------



Statements of Operations (Unaudited)

                                                             Cash Portfolio        Treasury Portfolio
                                                             --------------        ------------------
                                                                              For the Period April 2, 1997
                                                               Six Months           (Commencement of
                                                                 Ended                 Operations)
                                                             June 30, 1997          to June 30, 1997
----------------------------------------------------------------------------------------------------------
Income
----------------------------------------------------------------------------------------------------------
Interest                                                          $35,785,037          $899,433
----------------------------------------------------------------------------------------------------------



Expenses
----------------------------------------------------------------------------------------------------------
Management fee                                                    $ 1,082,452          $ 28,444
Trustee fees and expenses                                              16,790             3,191
Portfolio transaction fees                                             10,745             2,553
Legal                                                                  14,328             1,135
Audit and tax return preparation fees                                   9,313             1,703
Amortization of organization expense                                    4,299               511
Insurance                                                              21,529               511
Other                                                                   8,954             1,021
----------------------------------------------------------------------------------------------------------
Total expenses                                                    $ 1,168,410          $ 39,069
Less: Management fee waived by investment adviser (Note 2)             45,506              --
----------------------------------------------------------------------------------------------------------


Net Expenses                                                      $ 1,122,904          $ 39,069
----------------------------------------------------------------------------------------------------------

Net Investment Income                                             $34,662,133          $860,364

Net Realized Gain on Investments                                      --                  2,371
----------------------------------------------------------------------------------------------------------

Net Increase in Net Assets from Operations                        $34,662,133          $862,735
----------------------------------------------------------------------------------------------------------


                       See notes to financial statements

Merrimac Master Portfolio
Statements of Changes in Net Assets

                                                                            Cash Portfolio          Treasury Portfolio
                                                                  --------------------------------- -------------------
                                                                                        For the
                                                                                        Period
                                                                                      November 21,
                                                                                         1996          For the Period
                                                                                     (Commencement      April 2, 1997
                                                                    Six Months             of        (Commencement of
                                                                       Ended         Operations) to    Operations) to
                                                                   June 30, 1997       December 31,    June 30, 1997
                                                                    (Unaudited)          1996            (Unaudited)
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
-----------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                             $    34,662,133     $     3,493,905     $     860,364
Net realized gain on investments                                             --                  --               2,371
-----------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                        $    34,662,133     $     3,493,905     $     862,735
-----------------------------------------------------------------------------------------------------------------------
Transactions in investors' beneficial interest
Contributions                                                     $ 1,177,556,845     $ 1,072,725,924     $ 109,080,386
Withdrawals                                                          (856,169,656)        (69,909,684)      (54,635,565)
-----------------------------------------------------------------------------------------------------------------------
Net increase from investors' transactions                         $   321,387,189     $ 1,002,816,240     $  54,444,821
-----------------------------------------------------------------------------------------------------------------------


Net increase in net assets                                        $   356,049,322     $ 1,006,310,145     $  55,307,556


Net Assets
Beginning of period                                                 1,006,310,145                --                --
-----------------------------------------------------------------------------------------------------------------------
End of period                                                     $ 1,362,359,467     $ 1,006,310,145     $  55,307,556
-----------------------------------------------------------------------------------------------------------------------




Supplementary Data

                                                                            Cash Portfolio          Treasury Portfolio
                                                                  --------------------------------- -------------------
                                                                                        For the
                                                                                        Period
                                                                                      November 12,
                                                                                         1996          For the Period
                                                                                     (Commencement      April 2, 1997
                                                                    Six Months             of        (Commencement of
                                                                       Ended         Operations) to    Operations) to
                                                                   June 30, 1997       December 31,    June 30, 1997
                                                                    (Unaudited)          1996            (Unaudited)
-----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets +
-----------------------------------------------------------------------------------------------------------------------
Expenses                                                                 0.18%              0.12%             0.23%
Net investment income                                                    5.44%              5.45%             5.14%
Expenses, without waiver                                                 0.18%              0.21%               NA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                           $1,362,359         $1,006,310           $55,308
-----------------------------------------------------------------------------------------------------------------------

+  Annualized.


                       See notes to financial statements

Merrimac Master Portfolio

Notes to Financial Statements (Unaudited)

June 30, 1997

1 Significant Accounting Policies
--------------------------------------------------------------------------------
   The Merrimac Master Portfolio (the "Portfolio Trust") was organized as a common law trust under the laws of the State of New York and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified, management investment company. The Merrimac Cash Portfolio (the "Cash Portfolio") and the Merrimac Treasury Portfolio (the "Treasury Portfolio" and collectively the "Portfolios") are separate diversified investment series of the Portfolio Trust.

   The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A Investment Security Valuations - Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. Each Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

   B Securities Transactions and Income - Interest income consists of interest accrued and discount earned (including both original issue and market discount) less premium amortized on the investments of the Portfolios, accrued ratably to the date of maturity. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the Portfolios are accrued daily.

   C Federal Income Taxes - Each Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. Each Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

   D Repurchase Agreements - It is the policy of the Cash Portfolio to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Cash Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral. The Treasury Portfolio does not invest in repurchase agreements.

   E Deferred Organizational Expense - Costs incurred by each Portfolio in connection with its organization and initial registration are being amortized, on a straight-line basis over a five year period beginning at the commencement of operations of that portfolio.

2 Management Fee and Affiliated Transactions
--------------------------------------------------------------------------------
   The Portfolios retain Investors Bank & Trust Company ("Investors Bank") as investment adviser to continuously review and monitor the Portfolios' investment program. The Bank of New York ("BNY") serves as sub adviser of the Cash Portfolio. Aeltus Investment Management, Inc. ("Aeltus") serves as sub-adviser of the Treasury Portfolio. For its services to the Portfolios, each sub-adviser is paid a monthly fee by Investors Bank computed at an annual rate of .08% of the average daily net assets of the Portfolio. The Portfolio does not pay a fee directly to either sub-adviser for such services.

   Investors Bank serves as custodian for the Portfolio Trust. Investors Fund Services (Ireland) Limited, a subsidiary of Investors Bank, serves as administrator. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting agent and transfer agent. For its services to the Portfolio Trust, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily net assets of the Portfolios. Investors Bank and BNY voluntarily collectively reduced their fees by $45,506 for the Cash Portfolio during the period January 1, 1997 to June 30, 1997.

   Certain trustees and officers of the Trust are directors or officers of Investors Bank. The Trust does not pay compensation to its trustees or officers who are affiliated with the investment adviser.